FINANCIAL RISK MANAGEMENT - Disclosure of Reconciliation of Gross Carrying Amounts and Corresponding ECL Allowances (Details) - Loans to corporate entities $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ 1,093
New assets originated or purchased	524
Assets derecognized or repaid (excluding write-offs)	(365)
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Amounts written-off (net of recovery)	(42)
Transferred to security receipts	(75)
Financial assets at end of period	1,135
Gross carrying amount | Financial instruments not credit-impaired | 12-month expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	779
New assets originated or purchased	515
Assets derecognized or repaid (excluding write-offs)	(223)
Transfers to stage 1	22
Transfers to stage 2	(255)
Transfers to stage 3	(20)
Amounts written-off (net of recovery)	(14)
Transferred to security receipts	(35)
Financial assets at end of period	769
Gross carrying amount | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	276
New assets originated or purchased	7
Assets derecognized or repaid (excluding write-offs)	(127)
Transfers to stage 1	(21)
Transfers to stage 2	256
Transfers to stage 3	(24)
Amounts written-off (net of recovery)	(11)
Transferred to security receipts	(39)
Financial assets at end of period	317
Gross carrying amount | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	38
New assets originated or purchased	2
Assets derecognized or repaid (excluding write-offs)	(15)
Transfers to stage 1	(1)
Transfers to stage 2	(1)
Transfers to stage 3	44
Amounts written-off (net of recovery)	(17)
Transferred to security receipts	(1)
Financial assets at end of period	49
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(83)
New assets originated or purchased	(24)
Assets derecognized or repaid (excluding write-offs)	9
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Amounts written-off (net of recovery)	20
Impact on ECL for exposures transferred between stages during the year	2
Financial assets at end of period	(80)
Accumulated impairment | Financial instruments not credit-impaired | 12-month expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(45)
New assets originated or purchased	(22)
Assets derecognized or repaid (excluding write-offs)	2
Transfers to stage 1	(1)
Transfers to stage 2	12
Transfers to stage 3	3
Amounts written-off (net of recovery)	0
Impact on ECL for exposures transferred between stages during the year	(31)
Financial assets at end of period	(20)
Accumulated impairment | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(19)
New assets originated or purchased	(1)
Assets derecognized or repaid (excluding write-offs)	6
Transfers to stage 1	1
Transfers to stage 2	(12)
Transfers to stage 3	2
Amounts written-off (net of recovery)	5
Impact on ECL for exposures transferred between stages during the year	17
Financial assets at end of period	(35)
Accumulated impairment | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(19)
New assets originated or purchased	(1)
Assets derecognized or repaid (excluding write-offs)	1
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	(5)
Amounts written-off (net of recovery)	15
Impact on ECL for exposures transferred between stages during the year	16
Financial assets at end of period	$ (25)